VANECK DIGITAL TRANSFORMATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.6%
Australia : 4.0%
Iris Energy Ltd. (USD) * † 758,211 $ 7,445,632
Underline
Canada : 10.9%
Bitfarms Ltd. (USD) * † 4,964,584 7,397,230
Hive Digital Technologies
Ltd. (USD) * 1,685,479 4,803,615
Hut 8 Corp. (USD) * 386,631 7,922,069
20,122,914
China : 7.3%
Canaan, Inc. (ADR) * † 3,626,475 7,434,274
OSL Group Ltd. (HKD) * † 5,989,000 6,166,094
13,600,368
Germany : 5.9%
Northern Data AG * † 236,192 10,931,295
Underline
Singapore : 6.0%
Bitdeer Technologies Group
(USD) * † 517,758 11,219,816
Underline
United States : 65.5%
Applied Digital Corp. * 1,178,001 8,999,928
Bit Digital, Inc. * 1,829,817 5,361,364
Block, Inc. * 163,479 13,894,080
Cipher Mining, Inc. * † 1,597,383 7,411,857
Cleanspark, Inc. * † 983,045 9,053,844
Number
of Shares Value
United States (continued)
Coinbase Global, Inc. * 58,446 $ 14,512,142
Core Scientific, Inc. * 867,528 12,188,768
Galaxy Digital Holdings Ltd.
(CAD) * † 483,098 8,394,256
MARA Holdings, Inc. * † 640,527 10,741,638
MicroStrategy, Inc. * 44,572 12,908,943
Riot Platforms, Inc. * † 974,171 9,946,286
Terawulf, Inc. * † 1,431,233 8,100,779
121,513,885
Total Common Stocks
(Cost: $148,247,374) 184,833,910
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.0%
Money Market Fund: 6.0%
(Cost: $11,105,937)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 11,105,937 11,105,937
Total Investments: 105.6%
(Cost: $159,353,311) 195,939,847
Liabilities in excess of other assets: (5.6)% (10,341,445)
NET ASSETS: 100.0% $ 185,598,402
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $48,468,959.
* Non-income producing